DISPOSALS OF NON CURRENT ASSETS (Details) $ in Thousands		1 Months Ended		4 Months Ended	12 Months Ended
	May 01, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2016 USD ($) a	Apr. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 01, 2016 USD ($)
DISPOSALS OF NON CURRENT ASSETS
Loss on sale of non-current assets					$ 5	$ 1,461
Liabilities related to assets held for sale					1,125	1,064
Cash proceeds from sale of non-current assets					$ 100	$ 15,348	$ 7,141
Eagle Ford acreage | Texas
DISPOSALS OF NON CURRENT ASSETS
Loss on sale of non-current assets			$ 0
Number of gross acres divested | a			3,336
Number of net acres divested | a			2,709
Cash proceeds from sale of non-current assets			$ 7,100
Mississippian/Woodford
DISPOSALS OF NON CURRENT ASSETS
Loss on sale of non-current assets	$ 1,300
Liabilities related to assets held for sale								$ 900
Revenue, net of production taxes and operating expenses from business unit				$ 1,400
Sundance Energy Oklahoma, LLC
DISPOSALS OF NON CURRENT ASSETS
Sales price of noncurrent assets		$ 18,500